  VistaShares Target 15 ACKtivist Distribution ETF

  Schedule of Investments

  April 30, 2026 (Unaudited)

COMMON STOCKS - 33.8%	Shares	Value
Consumer Discretionary Services - 15.1%
Hilton Worldwide Holdings, Inc.(a)	8,014	$2,597,097
Restaurant Brands International, Inc.(a)	67,352	5,433,960
		8,031,057

Financial Services - 0.0%(b)
Brookfield Corp. - Class A(a)	85	3,835

Media - 10.5%
Alphabet, Inc. - Class A(a)	1,959	753,823
Alphabet, Inc. - Class C(a)	20	7,639
Meta Platforms, Inc. - Class A(a)	7,824	4,787,584
Uber Technologies, Inc.(a)(c)	46	3,432
		5,552,478

Real Estate - 7.6%
Howard Hughes Holdings, Inc.(a)(c)	60,208	3,749,152
Seaport Entertainment Group, Inc.(a)(c)	13,412	298,954
		4,048,106

Retail & Wholesale - Discretionary - 0.6%
Amazon.com, Inc.(a)(c)	17	4,506
Hertz Global Holdings, Inc.(a)(c)	50,545	321,466
		325,972

TOTAL COMMON STOCKS (Cost $18,348,549)		17,961,448

INVESTMENT COMPANIES - 10.5%	Shares	Value
Pershing Square USA Ltd.(c)	130,000	5,552,300

TOTAL INVESTMENT COMPANIES (Cost $5,519,798)		5,552,300

PURCHASED OPTIONS - 4.2%(c)(d)(e)(f)	Notional Amount	Contracts	Value
Call Options - 4.1%
Alphabet, Inc., Expiration: 5/15/2026; Exercise Price: $365.00	$6,798,532	178	370,240
Alphabet, Inc., Expiration: 5/15/2026; Exercise Price: $365.00	731,120	19	44,128
Alphabet, Inc., Expiration: 5/15/2026; Exercise Price: $350.00	6,798,532	178	598,970
Amazon.com, Inc., Expiration: 5/15/2026; Exercise Price: $270.00	8,137,342	307	135,847
Amazon.com, Inc., Expiration: 5/15/2026; Exercise Price: $262.50	8,137,342	307	249,437
Brookfield Corp., Expiration: 5/15/2026; Exercise Price: $48.00	8,293,056	1,838	59,735
Brookfield Corp., Expiration: 5/15/2026; Exercise Price: $45.00	8,293,056	1,838	280,295
Hertz Global Holdings, Inc., Expiration: 5/15/2026; Exercise Price: $9.00	321,180	505	8,333
Hilton Worldwide Holdings, Inc., Expiration: 5/15/2026; Exercise Price: $360.00	2,592,560	80	9,200
Meta Platforms, Inc., Expiration: 5/15/2026; Exercise Price: $695.00	4,772,898	78	11,544
Restaurant Brands International, Inc., Expiration: 5/15/2026; Exercise Price: $85.00	5,429,764	673	37,015

Uber Technologies, Inc., Expiration: 5/15/2026; Exercise Price: $80.00	$7,356,546	986	$135,575
Uber Technologies, Inc., Expiration: 5/15/2026; Exercise Price: $77.00	7,356,546	986	230,231
Total Call Options			2,170,550

Put Options - 0.1%
Howard Hughes Holdings, Inc., Expiration: 5/15/2026; Exercise Price: $60.00	3,748,654	602	58,695

TOTAL PURCHASED OPTIONS (Cost $1,791,412)			2,229,245

SHORT-TERM INVESTMENTS - 56.9%
Money Market Funds - 56.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(g)(h)	30,233,319	30,233,319

TOTAL SHORT-TERM INVESTMENTS (Cost $30,233,319)		30,233,319

TOTAL INVESTMENTS - 105.4% (Cost $55,893,078)		$55,976,312
Liabilities in Excess of Other Assets - (5.4)%		(2,859,480)
TOTAL NET ASSETS - 100.0%		$53,116,832

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. As of April 30, 2026, the total value of securities pledged as collateral is $17,961,448.
(b)	Does not round to 0.1% or (0.1)%, as applicable.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(g)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(h)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

  VistaShares Target 15 ACKtivist Distribution ETF

  Schedule of Written Options Contracts

  April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (5.5)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (3.5)%
Alphabet, Inc., Expiration: 5/15/2026; Exercise Price: $345.00	$(731,120)	(19)	$(78,660)
Alphabet, Inc., Expiration: 5/15/2026; Exercise Price: $345.00	(6,798,532)	(178)	(679,070)
Amazon.com, Inc., Expiration: 5/15/2026; Exercise Price: $255.00	(8,137,342)	(307)	(396,798)
Brookfield Corp., Expiration: 5/15/2026; Exercise Price: $46.00	(8,293,056)	(1,838)	(179,205)
Hertz Global Holdings, Inc., Expiration: 5/15/2026; Exercise Price: $7.50	(321,180)	(505)	(17,927)
Hilton Worldwide Holdings, Inc., Expiration: 5/15/2026; Exercise Price: $340.00	(2,592,560)	(80)	(17,000)
Meta Platforms, Inc., Expiration: 5/15/2026; Exercise Price: $665.00	(4,772,898)	(78)	(28,470)
Restaurant Brands International, Inc., Expiration: 5/15/2026; Exercise Price: $80.00	(5,429,764)	(673)	(168,250)
Uber Technologies, Inc., Expiration: 5/15/2026; Exercise Price: $75.00	(7,356,546)	(986)	(317,985)
Total Call Options			(1,883,365)

Put Options - (2.0)%
Alphabet, Inc., Expiration: 5/15/2026; Exercise Price: $350.01	(6,798,532)	(178)	(19,001)
Amazon.com, Inc., Expiration: 5/15/2026; Exercise Price: $262.51	(8,137,342)	(307)	(155,311)
Brookfield Asset Management Ltd., Expiration: 5/15/2026; Exercise Price: $45.01	0	(1,838)	(233,647)
Howard Hughes Holdings, Inc., Expiration: 5/15/2026; Exercise Price: $65.00	(3,748,654)	(602)	(195,650)
Uber Technologies, Inc., Expiration: 5/15/2026; Exercise Price: $77.01	(7,356,546)	(986)	(448,857)
Total Put Options			(1,052,466)

TOTAL WRITTEN OPTIONS (Premiums received $2,572,065)			$(2,935,831)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.